Cash and cash equivalents	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Cash and cash equivalents
5.	Cash and cash equivalents

	12.31.2021	12.31.2020
Cash and banks	978.0	1,117.7

	978.0	1,117.7

Cash equivalents
Bank deposit certificate (i)	75.2	78.8
Fixed deposits (ii)	765.1	686.6

	840.3	765.4

	1,818.3	1,883.1

(i)	Applications in Bank Deposit Certificates (CDB’s), issued by financial institutions in Brazil, available for redemption in up to 90 days.
(ii)	Fixed term deposits in US Dollars with original maturities of 90 days or less.